Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of trade and other receivables, net
Trade and other receivables, net

	12.31.2017	12.31.2016
Trade receivables -Third parties	6,995	6,128
Related parties
Investees (note 19.1)	530	555
Receivables from the electricity sector (note 8.4) (*)	5,247	4,922
Petroleum and alcohol accounts -receivables from Brazilian Government (19.2)	251	268
Finance lease receivables	550	1,223
Receivables from divestments in the Nova Transportadora do Sudeste (note 10.1)	872	—
Other receivables	1,647	1,650

	16,092	14,746
Allowance for impairment of trade and other receivables	(5,945)	(5,426)

Total	10,147	9,320

Current	4,972	4,769
Non-current	5,175	4,551

(*)	Includes the amount of US$ 239 at December 31, 2017 (US$ 251 at December 31, 2016) regarding finance lease receivable from Amazonas Distribuidora de Energia.

Schedule of Trade receivables overdue-Third parties
Trade receivables overdue—Third parties

	12.31.2017	12.31.2016
Up to 3 months	596	403
From 3 to 6 months	52	67
From 6 to 12 months	83	411
More than 12 months	3,573	2,650

Total	4,304	3,531

Schedule of Changes in allowance for impairment of trade and other receivables
Changes in the allowance for impairment of trade and other receivables

	12.31.2017	12.31.2016
Opening balance	5,426	3,656
Additions	843	1,325
Write-offs	(110)	(9)
Reversals	(135)	(171)
Cumulative translation adjustment	(79)	625

Closing balance	5,945	5,426

Current	2,068	2,010
Non-current	3,877	3,416

Schedule of trade receivables - electricity sector

Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

	As of 12.31.2016	Sales	Amounts received	Transfers (*)	Write-offs	Recognition allowance for impairment, net of reversals	Inflation indexation	CTA	As of 12.31.2017
Related parties (Eletrobras Group)
Eletrobras Distribuição Amazonas—AME-D	2,475	248	(549)	405	—	(277)	303	(42)	2,563
Centrais Elétricas de Rondônia—CERON	369	—	(21)	—	—	—	34	(7)	375
Others	95	47	(50)	—	(18)	27	12	(1)	112

Subtotal	2,939	295	(620)	405	(18)	(250)	349	(50)	3,050

Third parties
Cia de Gás do Amazonas—Cigás	143	793	(395)	(405)	—	(3)	8	—	141
Centrais Elétricas do Pará—Celpa	—	104	(129)	—	(8)	35	—	—	2
Others	4	210	(195)	—	(19)	8	2	(1)	9

Subtotal	147	1,107	(719)	(405)	(27)	40	10	(1)	152

Trade receivables, net	3,086	1,402	(1,339)	—	(45)	(210)	359	(51)	3,202

Trade receivables—Eletrobras Group	4,922	295	(620)	405	(18)	—	349	(86)	5,247
(-) Allowance for impairment	(1,983)	—	—	—	—	(250)	—	36	(2,197)

Subtotal	2,939	295	(620)	405	(18)	(250)	349	(50)	3,050

Trade receivables—Third parties	515	1,107	(719)	(405)	(27)	—	10	(5)	476
(-) Allowance for impairment	(368)	—	—	—	—	40	—	4	(324)

Subtotal	147	1,107	(719)	(405)	(27)	40	10	(1)	152

Trade receivables—Total	5,437	1,402	(1,339)	—	(45)	—	359	(91)	5,723
(-) Allowance for impairment	(2,351)	—	—	—	—	(210)	—	40	(2,521)

Trade receivables, net	3,086	1,402	(1,339)	—	(45)	(210)	359	(51)	3,202

(*)	Transfer of overdue receivables from Cigás to AME, pursuant to the purchase and sale agreement of natural gas (upstream and downstream) entered into by Petrobras, Cigás and AME.